SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Sep. 30, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years